                    [ANNOTATED FORM N-CSR FOR ANNUAL REPORTS]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file
number: 811-05921
       -------------------------------------------------

The Turkish Investment Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1221 Avenue of the America's 22nd Floor New York, NY 10020
--------------------------------------------------------------------------------
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, 34th Floor New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area
code: 1-800-221-6726
     -----------------------------------

Date of fiscal year
end: 10/31
    --------------------------------------------------------------
Date of reporting
period: 10/31
       --------------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's as annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows: [Provide annual report.]

THE TURKISH INVESTMENT FUND, INC.

DIRECTORS
CHARLES A. FIUMEFREDDO
MICHAEL BOZIC
EDWIN J. GARN
WAYNE E. HEDIEN
JAMES F. HIGGINS
DR. MANUEL H. JOHNSON
JOSEPH J. KEARNS
MICHAEL NUGENT
PHILIP J. PURCELL
FERGUS REID

OFFICERS
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MITCHELL M. MERIN
PRESIDENT

RONALD E. ROBISON
EXECUTIVE VICE PRESIDENT
AND PRINCIPAL EXECUTIVE
OFFICER

JOSEPH J. McALINDEN
VICE PRESIDENT

BARRY FINK
VICE PRESIDENT

STEFANIE V. CHANG
VICE PRESIDENT

JAMES W. GARRETT
TREASURER AND CHIEF
FINANCIAL OFFICER

MICHAEL J. LEARY
ASSISTANT TREASURER

MARY E. MULLIN
SECRETARY

INVESTMENT ADVISERS
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED
25 CABOT SQUARE
CANARY WHARF
LONDON EI4 4QA
ENGLAND

ADMINISTRATOR
JPMORGAN INVESTOR SERVICES COMPANY
73 TREMONT STREET
BOSTON, MASSACHUSETTS 02108

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
(800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
200 PARK AVENUE
NEW YORK, NEW YORK 10166

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116


FOR ADDITIONAL FUND INFORMATION, INCLUDING THE FUND'S NET ASSET VALUE PER SHARE AND INFORMATION REGARDING THE INVESTMENTS COMPRISING THE FUND'S PORTFOLIO, PLEASE CALL 1-800-221-6726 OR VISIT OUR WEBSITE AT www.morganstanley.com/im.

(C)2003 MORGAN STANLEY


2003 ANNUAL REPORT

October 31, 2003

[MORGAN STANLEY LOGO]

THE TURKISH INVESTMENT FUND, INC.


MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

                                               THE TURKISH INVESTMENT FUND, INC.

                                               Overview

LETTER TO STOCKHOLDERS

PERFORMANCE
For the year ended October 31, 2003, The Turkish Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 62.64% compared to 83.28% for the U.S. dollar adjusted Morgan Stanley Capital International (MSCI) Turkey Index (the "Index"). On October 31, 2003, the closing price of the Fund's shares on the New York Stock Exchange was $7.36, representing a 2.9% premium to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

   - During the twelve months ending October 31, 2003, the Turkish market was among the most volatile markets globally. The volatility in the market was primarily due to investor concern over the large existing external debt burden, domestic elections in November 2002 and the geo-political situation in the Middle-East.

   - In November 2002, after underperforming for most of the year, the market surged 41.7% following the November 3rd elections, ranking Turkey as the best performing global equity market for the month. The equity market rebounded due to prospects that the winning party, the Pro-Islamic Justice and Development Party (AKP), would live up to campaign vows to support the European Union (EU) reforms and the economic stabilization program backed by a $16 billion dollar loan from the International Monetary Fund (IMF). In December, however, overall performance was muted due to the EU council's decision to start accession negotiations in 2004 on concerns over the crisis in Iraq. During March, Turkey was the market most negatively affected by the war in Iraq, but benefited in April from a surge in domestic sentiment. This surge in sentiment was a result of policy decisions by the IMF (a disbursement of $700 million dollars in loans) and the Central Bank lowering rates. From the bottom of the market in late March, the market soared over 120% through October 31, 2003. In August, the IMF announced their decision to reschedule Turkey's debt. Finally, during the month of September, the Turkish market rallied early in anticipation of the $8.5 billion dollar aid package from the United States and sold off after the agreement was finalized.

   - Security selection detracted from the Fund's performance relative to the Index, particularly in the material and financial sectors. Our overweight in industrials also detracted from relative performance. During the period under review, we were overweight companies which we believed would benefit from declining real interest rates. Our relative underperformance is partly due to our early decision to invest in these companies.

MANAGEMENT STRATEGIES

   - The Fund continues to integrate a top-down sector allocation and bottom-up stock selection with a growth bias utilizing a rigorous and fundamental research approach that considers dynamics, valuation and sentiment.

   - Given the accelerating trend in falling real interest rates and stable inflation rates, we repositioned the portfolio to focus on financials and consumer discretionary companies during the period.

Sincerely,


/s/ Ronald E. Robison

Ronald E. Robison
Executive Vice President and Principal Executive Officer           November 2003

                                               THE TURKISH INVESTMENT FUND, INC.

                                               STATEMENT OF NET ASSETS
                                               October 31, 2003

STATEMENT OF NET ASSETS

                                                                        VALUE
                                                       SHARES           (000)
-----------------------------------------------------------------------------
TURKISH COMMON STOCKS (99.7%)
(UNLESS OTHERWISE NOTED)

AUTOMOBILES (5.0%)
  Tofas Turk Otomobil Fabrikasi AS              1,265,248,192 (a)   $   2,012
=============================================================================
BUILDING PRODUCTS (5.2%)
  Trakya Cam Sanayii AS                           717,818,360           2,091
=============================================================================
COMMERCIAL BANKS (27.7%)
  Akbank TAS                                    1,050,400,934           4,918
  Turkiye Is Bankasi AS                         1,225,571,000 (a)       6,192
-----------------------------------------------------------------------------
                                                                       11,110
=============================================================================
CONSTRUCTION MATERIALS (7.0%)
  Adana Cimento Sanayii Turk Anonim Sirketi       121,342,000             374
  Akcansa Cimento AS                              699,500,000           2,450
-----------------------------------------------------------------------------
                                                                        2,824
=============================================================================
CONTAINERS & PACKAGING (0.9%)
  Anadolu Cam Sanayii AS                          201,351,000             380
=============================================================================
DIVERSIFIED FINANCIAL SERVICES (8.8%)
  Haci Omer Sabanci Holding AS                    461,705,000           1,959
  Koc Holding AS                                  114,159,400 (a)       1,569
-----------------------------------------------------------------------------
                                                                        3,528
=============================================================================
HOUSEHOLD DURABLES (7.0%)
  Arcelik AS                                      508,197,200           2,448
  Turk Sise ve Cam Fabrikalari AS                 238,000,000 (a)         367
-----------------------------------------------------------------------------
                                                                        2,815
=============================================================================
INDUSTRIAL CONGLOMERATES (3.0%)
  Enka Insaat ve Sanayi AS                         34,242,195           1,200
=============================================================================
INSURANCE (7.4%)
  Aksigorta AS                                    758,417,000           2,989
=============================================================================
MEDIA (14.0%)
  Dogan Yayin Holding AS                          925,850,000 (a)       2,573
  Hurriyet Gazetecilik ve Matbaacilik AS        1,159,796,403 (a)       3,067
-----------------------------------------------------------------------------
                                                                        5,640
=============================================================================
MULTILINE RETAIL (5.7%)
  Carsi Buyuk Magazacilik AS                    1,822,910,000 (a)       2,272
=============================================================================
WIRELESS TELECOMMUNICATION SERVICES (8.0%)
  Turkcell Iletisim Hizmetleri AS                 420,109,368 (a)       3,198
=============================================================================
TOTAL TURKISH COMMON STOCKS
  (Cost $30,995)                                                       40,059
=============================================================================

                                                       AMOUNT          AMOUNT
                                                        (000)           (000)
-----------------------------------------------------------------------------
OTHER ASSETS (6.5%)
  Cash                                              $       3
  Receivable for Investments Sold                       2,611
  Other                                                     3       $   2,617
=============================================================================
LIABILITIES (-6.2%)
  Payable For:
    Investments Purchased                              (2,387)
    Investment Advisory Fees                              (32)
    Directors' Fees and Expenses                          (29)
    Professional Fees                                     (26)
    Stockholder Reporting Expenses                        (16)
    Custodian Fees                                         (5)
    Administrative Fees                                    (5)
  Other Liabilities                                        (3)         (2,503)
=============================================================================
NET ASSETS (100%)
  Applicable to 5,619,161, issued and outstanding
    $0.01 par value shares (30,000,000 shares
    authorized)                                                     $  40,173
=============================================================================
NET ASSET VALUE PER SHARE                                           $    7.15
=============================================================================
AT OCTOBER 31, 2003, NET ASSETS CONSISTED OF:

  Common Stock                                                      $      56
  Paid-in Capital                                                      65,448
  Undistributed Net Investment Income (Accumulated
    Net Investment Loss)                                                   91
  Accumulated Net Realized Gain (Loss)                                (34,486)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Translations                       9,064
=============================================================================
TOTAL NET ASSETS                                                    $  40,173
=============================================================================

(a) -- Non-income producing.
 @  -- Value is less than $500.

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Fund had the following foreign currency exchange contract(s) open at period end:

                                                                    NET
CURRENCY                                     IN                  UNREALIZED
   TO                                     EXCHANGE              APPRECIATION
DELIVER        VALUE      SETTLEMENT        FOR       VALUE    (DEPRECIATION)
 (000)         (000)         DATE          (000)      (000)         (000)
-----------------------------------------------------------------------------
US$   2         $ 2        11/3/03       TRL 3,044     $  2      $   --@
=============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                               THE TURKISH INVESTMENT FUND, INC.

                                               Financial Statements

STATEMENT OF OPERATIONS

                                                                                                                YEAR ENDED
                                                                                                          OCTOBER 31, 2003
                                                                                                                     (000)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of $12 of foreign taxes withheld)                                                              $      677
  Interest                                                                                                               3
==========================================================================================================================
    TOTAL INVESTMENT INCOME                                                                                            680
==========================================================================================================================
EXPENSES
  Investment Advisory Fees                                                                                             284
  Professional Fees                                                                                                     83
  Custodian Fees                                                                                                        61
  Administrative Fees                                                                                                   39
  Stockholder Reporting Expenses                                                                                        34
  Directors' Fees and Expenses                                                                                           9
  Other Expenses                                                                                                        46
==========================================================================================================================
    TOTAL EXPENSES                                                                                                     556
==========================================================================================================================
      NET INVESTMENT INCOME (LOSS)                                                                                     124
==========================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                        6,598
  Foreign Currency Transactions                                                                                         (2)
==========================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                         6,596
==========================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                        8,787
==========================================================================================================================
TOTAL NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                 15,383
==========================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $   15,507
==========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            YEAR ENDED          YEAR ENDED
                                                                                      OCTOBER 31, 2003    OCTOBER 31, 2002
                                                                                                 (000)               (000)
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                              $      124          $     (148)
  Net Realized Gain (Loss)                                                                       6,596             (20,927)
  Change in Unrealized Appreciation (Depreciation)                                               8,787              22,143
==========================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             15,507               1,068
==========================================================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                                                             --                 (26)
==========================================================================================================================
Capital Share Transactions:
  Repurchase of Shares (30,685 and 434,459 shares, respectively)                                  (142)             (1,952)
==========================================================================================================================
  TOTAL INCREASE (DECREASE)                                                                     15,365                (910)
==========================================================================================================================
Net Assets:
  Beginning of Period                                                                           24,808              25,718
--------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (ACCUMULATED NET
    INVESTMENT LOSS) OF $91 AND $(18), RESPECTIVELY)                                        $   40,173          $   24,808
==========================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                               THE TURKISH INVESTMENT FUND, INC.

                                               Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                                                                 YEAR ENDED OCTOBER 31,
                                                          --------------------------------------------------------------------
                                                             2003          2002           2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $     4.39    $     4.23     $    17.69     $     9.52    $     4.94
------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                    0.02+        (0.03)          0.06          (0.12)         0.05
Net Realized and Unrealized Gain (Loss) on Investments          2.74          0.18         (10.30)          8.03          4.58
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            2.76          0.15         (10.24)          7.91          4.63
------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
  Net Investment Income                                           --         (0.00)#           --          (0.03)        (0.12)
  Net Realized Gain                                               --            --          (3.23)            --            --
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           --         (0.00)#        (3.23)         (0.03)        (0.12)
------------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Share Repurchase Program                0.00#         0.01           0.01           0.29          0.07
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $     7.15    $     4.39     $     4.23     $    17.69    $     9.52
==============================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD                     $     7.36    $     4.07     $     4.41     $    13.38    $     8.19
==============================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                                 80.84%        (7.64)%       (55.14)%        63.60%        94.34%
  Net Asset Value (1)                                          62.64%         3.86%        (67.47)%        86.09%        97.06%
==============================================================================================================================
RATIOS, SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (THOUSANDS)                     $   40,173    $   24,808     $   25,718     $  108,138    $   62,476
------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                         1.85%         1.86% @        1.94%          1.26%         1.96%
Ratio of Net Investment Income (Loss) to Average Net
  Assets                                                        0.41%        (0.49)%         0.83%         (0.57)%        0.66%
Portfolio Turnover Rate                                          173%          164%           163%           155%          175%
------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
@ The effect of the reversal of the deferred directors' fees in fiscal year 2002 was to decrease the expense ratio by 0.23%.
+    Per share amount is based on average shares outstanding.
#    Amount is less than $0.005 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                               THE TURKISH INVESTMENT FUND, INC.

                                               October 31, 2003

NOTES TO FINANCIAL STATEMENTS

     The Turkish Investment Fund, Inc. (the "Fund") was incorporated in Maryland on September 27, 1988 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities of Turkish corporations.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sale price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices or the bid price if only bid quotations are available. Securities which are traded over-the-counter are valued at the mean of the current bid and asked prices obtained from reputable brokers. Securities may be valued by independent pricing services. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term securities which mature in 60 days or less are valued at amortized cost. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Directors, although actual calculations may be done by others.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counter-party will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counter-party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in Turkish lira are translated into U.S. dollars at the mean of the bid and asked prices of such currency against U.S. dollars last quoted by a major bank as follows:

     --investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

     --investment transactions and investment income at the prevailing rate of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rate and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on

                                               THE TURKISH INVESTMENT FUND, INC.

                                               October 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consists of equity securities denominated in Turkish lira. Changes in currency exchange rates will affect the value of and investment income from securities. Turkish securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the United States. In addition, Turkish securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes.

B. ADVISERS: Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (the "Advisers") provide investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, advisory fees are computed weekly and payable monthly at an annual rate of 0.95% of the Fund's first $50 million of average weekly net assets, 0.75% of the next $50 million of average weekly net assets and 0.55% of average weekly net assets in excess of $100 million.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 were as follows:

         2003 DISTRIBUTIONS               2002 DISTRIBUTIONS
             PAID FROM:                       PAID FROM:
                (000)                            (000)
-----------------------------------    -----------------------------
                          LONG-TERM                        LONG-TERM
          ORDINARY          CAPITAL        ORDINARY          CAPITAL
            INCOME             GAIN          INCOME             GAIN
--------------------------------------------------------------------
             $  --            $  --           $  26            $  --

                                               THE TURKISH INVESTMENT FUND, INC.

                                               October 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences may result in reclassifications among undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital. Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed (distributions in excess of) net investment income for the purpose of calculating net investment income
(loss) per share in the financial highlights.

At October 31, 2003, the components of distributable earnings on a tax basis were as follows:

           UNDISTRIBUTED                   UNDISTRIBUTED
          ORDINARY INCOME             LONG-TERM CAPITAL GAIN
               (000)                           (000)
-----------------------------------------------------------------
               $ 111                           $ --
-----------------------------------------------------------------

At October 31, 2003, the U.S. Federal income tax cost basis of investments (excluding foreign currency if applicable) was $31,122,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $8,937,000, of which $8,942,000 related to appreciated securities and $5,000 related to depreciated securities.

At October 31, 2003, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $34,359,000 available to offset future capital gains of which $9,207,000 will expire on October 31, 2009 and $25,152,000 will expire on October 31, 2010.

During the year ended October 31, 2003, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $6,236,000.

To the extent that capital loss carryovers are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a portfolio for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

F. OTHER: During the year ended October 31, 2003, the Fund made purchases and sales totaling $51,959,000 and $51,283,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

During the year ended October 31, 2003, the Fund incurred $35,000 of brokerage commissions with Morgan Stanley & Co., Incorporated, an affiliate of the Advisers.

On September 15, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares trade from their net asset value. For the year ended October 31, 2003, the Fund has repurchased 30,685 shares at an average discount of 12.12%. From the inception of the program through October 31, 2003, the Fund has repurchased 1,427,394 of its shares at an average discount of 17.25% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

                                               THE TURKISH INVESTMENT FUND, INC.

                                               October 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE STOCKHOLDERS AND BOARD OF DIRECTORS OF THE TURKISH INVESTMENT FUND, INC.

We have audited the accompanying statement of net assets of The Turkish Investment Fund, Inc. (the "Fund") as of October 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1999 were audited by other auditors whose report, dated November 29, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Turkish Investment Fund, Inc. at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 5, 2003

                                               THE TURKISH INVESTMENT FUND, INC.

                                               October 31, 2003

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

INDEPENDENT DIRECTORS:

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS IN
                                           TERM OF                                          FUND
                                           OFFICE AND                                       COMPLEX
                             POSITION(S)   LENGTH OF                                        OVERSEEN
NAME, AGE AND ADDRESS OF     HELD WITH     TIME            PRINCIPAL OCCUPATION(S) DURING   BY            OTHER DIRECTORSHIPS HELD
DIRECTOR                     REGISTRANT    SERVED*         PAST 5 YEARS                     DIRECTOR**    BY DIRECTOR
---------------------------  ------------  --------------  -------------------------------  ------------- -------------------------
Michael Bozic (62)           Director      Director        Retired; Director or Trustee of  211           Director of Weirton Steel
1 Trimont Lane                             since 2003      the Retail Funds and the TCW/DW                Corporation.
Apartment 1000A                                            Term Trust 2003 and the
Pittsburgh, PA 15211                                       Institutional Funds; formerly
                                                           Vice Chairman of Kmart
                                                           Corporation, Chairman and Chief
                                                           Executive Officer of Levitz
                                                           Furniture Corporation and
                                                           President and Chief Executive
                                                           Officer of Hills Department
                                                           Stores; formerly variously
                                                           Chairman, Chief Executive
                                                           Officer, President and Chief
                                                           Operating Officer of the Sears
                                                           Merchandise Group of Sears,
                                                           Roebuck & Co.

Edwin J. Garn (71)           Director       Director       Director or Trustee of the       211           Director of Franklin Covey
Summit Ventures LLC                         since 2003     Retail Funds and the TCW/DW                    (time management systems),
One Utah Center                                            Term Trust 2003 and the                        BMW Bank of North America,
201 South Main Street                                      Institutional Funds; member of                 Inc. (industrial loan
Salt Lake City, UT 84111                                   the Utah Regional Advisory                     corporation), United Space
                                                           Board of Pacific Corp.;                        Alliance (joint venture
                                                           formerly, United States                        between Lockheed Martin
                                                           Senator (R-Utah) and Chairman,                 and The Boeing Company)
                                                           Senate Banking Committee,                      and Nuskin Asia Pacific
                                                           Mayor of Salt Lake City, Utah,                 (multilevel marketing);
                                                           Astronaut, Space Shuttle                       member of the board of
                                                           Discovery and Vice Chairman,                   various civic and
                                                           Huntsman Corporation (chemical                 charitable organizations.
                                                           company).

Wayne E. Hedien (69)         Director       Director       Retired; Director or Trustee     211           Director of the PMI Group
WEH Associates                              since 2003     of the Retail Funds and TCW/DW                 Inc. (private mortgage
5750 Old Orchard Road                                      Term Trust 2003 and the                        insurance); Trustee and
Suite 530                                                  Institutional Funds; formerly                  Vice Chairman of the Field
Skokie, IL 60077                                           associated with the Allstate                   Museum of Natural History;
                                                           Companies, most recently as                    director of various other
                                                           Chairman of The Allstate                       business and charitable
                                                           Corporation and Chairman and                   organizations.
                                                           Chief Executive Officer of its
                                                           wholly-owned subsidiary,
                                                           Allstate Insurance Company.

Dr. Manuel H. Johnson (54)   Director       Director       Chairman of the Audit            211           Director of NVR, Inc.
Johnson Smick                               since 2003     Committee and Director or                      (home construction);
International, Inc.                                        Trustee of the Retail Funds                    Chairman and Trustee of
2099 Pennsylvania Avenue,                                  and TCW/DW Term Trust 2003 and                 the Financial Accounting
NW Suite 950                                               the Institutional Funds;                       Foundation (oversight
Washington, D.C. 20006                                     Senior Partner, Johnson Smick                  organization of the
                                                           International, Inc.                            Financial Accounting
                                                           (consulting firm); Co-Chairman                 Standards Board); Director
                                                           and a founder of the Group of                  of RBS Greenwich Capital
                                                           Seven Council (G7C), an                        Holdings (financial
                                                           international economic                         holdings company).
                                                           commission; formerly, Vice
                                                           Chairman of the Board of
                                                           Governors of the Federal
                                                           Reserve System and Assistant
                                                           Secretary of the U.S. Treasury.

Joseph J. Kearns (61)        Director       Director       Deputy Chairman of the Audit     212           Director of Electro Rent
Kearns & Associates LLC                     since 1994     Committee and Director or                      Corporation (equipment
PMB754                                                     Trustee of the Retail Funds                    leasing), The Ford Family
23852 Pacific Coast Hwy.                                   and TCW/DW Term Trust 2003 and                 Foundation and the UCLA
Malibu, CA 90265                                           the Institutional Funds;                       Foundation.
                                                           previously Chairman of the
                                                           Audit Committee of the
                                                           Institutional Funds;
                                                           President, Kearns & Associates
                                                           LLC (investment consulting);
                                                           formerly, CFO of The J. Paul
                                                           Getty Trust.

Michael Nugent (67)          Director       Director       Chairman of the Insurance        211           Director of various
Triumph Capital, L.P.                       since 2001     Committee and Director or                      business organizations.
445 Park Avenue, 10th Floor                                Trustee of the Retail Funds
New York, NY 10022                                         and TCW/DW Term Trust 2003 and
                                                           the Institutional Funds;
                                                           General Partner of Triumph
                                                           Capital, L.P., (private
                                                           investment partnership);
                                                           formerly, Vice President,
                                                           Bankers Trust Company and BT
                                                           Capital Corporation.

Fergus Reid (71)             Director       Director       Director or Trustee of the       212           Trustee and Director of
Lumelite Plastics                           since 2001     Retail Funds and TCW/DW Term                   certain investment
85 Charles Coleman Blvd.                                   Trust 2003 and the                             companies in the JPMorgan
Pawling, NY 12564                                          Institutional Funds; Chairman                  Funds complex managed by
                                                           of Lumelite Plastics                           JP Morgan Investment
                                                           Corporation.                                   Management Inc.

                                               THE TURKISH INVESTMENT FUND, INC.

                                               October 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

INTERESTED DIRECTORS:

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS IN
                                           TERM OF                                          FUND
                                           OFFICE AND                                       COMPLEX
                             POSITION(S)   LENGTH OF                                        OVERSEEN
NAME, AGE AND ADDRESS OF     HELD WITH     TIME            PRINCIPAL OCCUPATION(S) DURING   BY            OTHER DIRECTORSHIPS HELD
DIRECTOR                     REGISTRANT    SERVED*         PAST 5 YEARS                     DIRECTOR**    BY DIRECTOR
---------------------------  ------------  --------------  -------------------------------  ------------- -------------------------
Charles A. Fiumefreddo (70)  Chairman and  Chairman        Chairman and Director or         211           None
Morgan Stanley Funds         Director      and Director    Trustee of the Retail Funds
Harborside Financial Center                since 2003      and TCW/DW Term Trust 2003 and
Plaza Two 3rd Floor                                        the Institutional Funds;
Jersey City, NJ 07311                                      formerly, Chief Executive
                                                           Officer of the Retail Funds
                                                           and TCW/DW Term Trust 2003.

James F. Higgins (55)        Director      Director        Director or Trustee of the       211           Director of AXA Financial,
Morgan Stanley                             since 2003      Retail Funds and TCW/DW Term                   Inc. and The Equitable
Harborside Financial Center                                Trust 2003 and the                             Life Assurance Society of
Plaza Two 2nd Floor                                        Institutional Funds; Senior                    the United States
Jersey City, NJ 07311                                      Advisor of Morgan Stanley;                     (financial services).
                                                           Director of Morgan Stanley
                                                           Distributors Inc. and Dean
                                                           Witter Realty Inc.; previously
                                                           President and Chief Operating
                                                           Officer of the Private Client
                                                           Group of Morgan Stanley and
                                                           President and Chief Operating
                                                           Officer of Individual
                                                           Securities of Morgan Stanley.

Philip J. Purcell (60)       Director      Director        Director or Trustee of the       211           Director of American
Morgan Stanley                             since 2003      Retail Funds and TCW/DW Term                   Airlines, Inc. and its
1585 Broadway 39th Floor                                   Trust 2003 and the                             parent company, AMR
New York, NY 10036                                         Institutional Funds; Chairman                  Corporation.
                                                           of the Board of Directors and
                                                           Chief Executive Officer of
                                                           Morgan Stanley and Morgan
                                                           Stanley DW Inc.; Director of
                                                           Morgan Stanley Distributors
                                                           Inc.; Chairman of the Board of
                                                           Directors and Chief Executive
                                                           Officer of Novus Credit
                                                           Services Inc.; Director and/or
                                                           officer of various Morgan
                                                           Stanley subsidiaries.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

                                               THE TURKISH INVESTMENT FUND, INC.

                                               October 31, 2003

DIRECTOR AND OFFICER INFORMATION (CONT'D)

OFFICERS:

                                                               TERM OF OFFICE AND
                                             POSITION(S)HELD   LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER   WITH REGISTRANT   SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------- ----------------- -------------------  ------------------------------------------------
Mitchell M. Merin (50)                       President         President since      President and Chief Operating Officer of Morgan
Morgan Stanley Investment Management Inc.                      2003                 Stanley Investment Management Inc.; President,
1221 Avenue of the Americas 33rd Floor                                              Director and Chief Executive Officer of Morgan
New York, NY 10020                                                                  Stanley Investment Advisors, Inc. and Morgan
                                                                                    Stanley Services Company Inc.; Chairman, Chief
                                                                                    Executive Officer and Director of Morgan
                                                                                    Stanley Distributors Inc.; Chairman and
                                                                                    Director of Morgan Stanley Trust; Director of
                                                                                    various Morgan Stanley subsidiaries; President
                                                                                    of Morgan Stanley Investments LP; President of
                                                                                    the Institutional Funds, the Retail Funds and
                                                                                    TCW/DW Term Trust 2003; Trustee and President
                                                                                    of the Van Kampen Closed-End funds; Trustee and
                                                                                    President of the Van Kampen Open-End funds.

Ronald E. Robison (64)                       Executive Vice    Executive Vice       Principal Executive Officer- Office of the Funds
Morgan Stanley Investment Management Inc.    President and     President and        and Managing Director of Morgan Stanley
1221 Avenue of the Americas 34th Floor       Principal         Principal            Investment Management Inc.; Managing Director
New York, NY 10020                           Executive         Executive            of Morgan Stanley & Co. Incorporated; Managing
                                             Officer           Officer              Director of Morgan Stanley; Managing Director,
                                                               since 2003           Chief Administrative Officer and Director of
                                                                                    Morgan Stanley Investment Advisors Inc. and
                                                                                    Morgan Stanley Services Company Inc.; Chief
                                                                                    Executive Officer and Director of Morgan
                                                                                    Stanley Trust; Executive Vice President and
                                                                                    Principal Executive Officer of the
                                                                                    Institutional Funds, the Retail Funds and
                                                                                    TCW/DW Term Trust 2003; previously President of
                                                                                    the Institutional Funds and Director of the
                                                                                    Institutional Funds.

Barry Fink (48)                              Vice President    Vice President       General Counsel and Managing Director of Morgan
Morgan Stanley Investment Management Inc.                      since 2003           Stanley Investment Management; Managing
1221 Avenue of the Americas 22nd Floor                                              Director, Secretary and Director of Morgan
New York, NY 10020                                                                  Stanley Investment Advisors Inc. and Morgan
                                                                                    Stanley Services Company Inc.; Assistant
                                                                                    Secretary of Morgan Stanley DW Inc.; Chief
                                                                                    Legal Officer of Morgan Stanley Investments LP;
                                                                                    Vice President and General Counsel of the
                                                                                    Retail Funds and TCW/DW Term Trust 2003; Vice
                                                                                    President of the Institutional Funds; Vice
                                                                                    President and Secretary of Morgan Stanley
                                                                                    Distributors Inc.; previously Secretary of the
                                                                                    Retail Funds; previously Vice President and
                                                                                    Assistant General Counsel of Morgan Stanley
                                                                                    Investment Advisors Inc. and Morgan Stanley
                                                                                    Services Company Inc.

Joseph J. McAlinden (60)                     Vice President    Vice President       Managing Director and Chief Investment Officer
Morgan Stanley Investment Management Inc.                      since 2003           of Morgan Stanley Investment Advisors Inc.,
1221 Avenue of the Americas 33rd Floor                                              Morgan Stanley Investment Management Inc.
New York, NY 10020                                                                  and Morgan Stanley Investments LP; Director of
                                                                                    Morgan Stanley Trust, Chief Investment Officer
                                                                                    of the Van Kampen Funds; Vice President of the
                                                                                    Institutional Funds and the Retail Funds.

Stefanie V. Chang (36)                       Vice President    Vice President       Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                      since 2001           Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                              Management Inc. and Vice President of the
New York, NY 10020                                                                  Institutional Funds and the Retail Funds;
                                                                                    formerly practiced law with the New York law
                                                                                    firm of Rogers & Wells (now Clifford Chance US
                                                                                    LLP).

James W. Garrett (34)                        Treasurer and     Treasurer since      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.    Chief Financial   2002                 Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 34th Floor       Officer           CFO since 2003       Management Inc.; Treasurer and Chief Financial
New York, NY 10020                                                                  Officer of the Institutional Funds; Previously
                                                                                    with PriceWaterhouse LLP (now
                                                                                    PriceWaterhouseCoopers LLP).

Michael J. Leary (37)                        Assistant         Assistant            Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.            Treasurer         Treasurer since      Administration, J.P. Morgan Investor Services
73 Tremont Street                                              2003                 Co. (formerly Chase Global Funds Company);
Boston, MA 02108                                                                    formerly Audit Manager at Ernst & Young LLP.

Mary E. Mullin (36)                          Secretary         Secretary since      Vice President of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                      2001                 Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                              Management Inc.; Secretary of the Institutional
New York, NY 10020                                                                  Funds and the Retail Funds; formerly practiced
                                                                                    law with the New York law firms of McDermott,
                                                                                    Will & Emery and Skadden, Arps, Slate, Meagher
                                                                                    & Flom LLP.

----------------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                               THE TURKISH INVESTMENT FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

     Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

     The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

     In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

     Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:


The Turkish Investment Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

                  This page has been intentionally left blank.

                  This page has been intentionally left blank.

ITEM 2.  CODE OF ETHICS.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Fund has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)  Not applicable.

(f)

     (1)  The Fund Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

For Retail and Institutional Funds

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund and its investment advisor's Proxy Voting Policies and Procedures are as follows:

I.   POLICY STATEMENT

INTRODUCTION - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

PROXY RESEARCH SERVICES - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

VOTING PROXIES FOR CERTAIN NON-US COMPANIES - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.  GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III. GUIDELINES

A.   MANAGEMENT PROPOSALS

     1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

          -    Selection or ratification of auditors.

          -    Approval of financial statements, director and auditor reports.

          -    Election of Directors.

          - Limiting Directors' liability and broadening indemnification of Directors.

          - Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

          - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

          - Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

          -    General updating/corrective amendments to the charter.

          -    Elimination of cumulative voting.

          -    Elimination of preemptive rights.

          - Provisions for confidential voting and independent tabulation of voting results.

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          -    Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

     2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

          CAPITALIZATION CHANGES

          - Capitalization changes that eliminate other classes of stock and voting rights.

          - Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if:
               (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

          - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

          -    Proposals for share repurchase plans.

          - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

          -    Proposals to effect stock splits.

          - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

          COMPENSATION

          - Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

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          -    Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

          - Establishment of Employee Stock Option Plans and other employee ownership plans.

          ANTI-TAKEOVER MATTERS

          - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

          -    Adoption of anti-greenmail provisions provided that the proposal:
               (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

     3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted AGAINST (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

          - Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

          - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

          -    Creation of "blank check" preferred stock.

          -    Changes in capitalization by 100% or more.

          - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

          - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

          -    Proposals to indemnify auditors.

     4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

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          CORPORATE TRANSACTIONS

          - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

          - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

          - Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

          - Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

               (i)   Whether the stock option plan is incentive based;

               (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

               (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

          ANTI-TAKEOVER PROVISIONS

          -    Proposals requiring shareholder ratification of poison pills.

          - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.   SHAREHOLDER PROPOSALS

     1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

          -    Requiring auditors to attend the annual meeting of shareholders.

          - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

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          -    Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

          -    Confidential voting.

          -    Reduction or elimination of supermajority vote requirements.

     2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

          -    Proposals that limit tenure of directors.

          -    Proposals to limit golden parachutes.

          - Proposals requiring directors to own large amounts of stock to be eligible for election.

          -    Restoring cumulative voting in the election of directors.

          - Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

          - Proposals that limit retirement benefits or executive compensation.

          -    Requiring shareholder approval for bylaw or charter amendments.

          - Requiring shareholder approval for shareholder rights plan or poison pill.

          -    Requiring shareholder approval of golden parachutes.

          -    Elimination of certain anti-takeover related provisions.

          -    Prohibit payment of greenmail.

     3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

          - Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

                                       8
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          -    Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

          - Proposals that require inappropriate endorsements or corporate actions.

IV.  ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.   PROXY REVIEW COMMITTEE

     1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

          (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

          (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

               (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

          (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

          (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

          (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

ITEM 8. [RESERVED.]

ITEM 9. CONTROLS AND PROCEDURES.

                                       10
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(a)  The Fund's chief executive officer and chief financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's most recent second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) [Attach the Code of Ethics]

(b)(1) [Attach the 302 Certification of Chief Executive Officer]

(b)(2) [Attach the 302 Certification of Chief Financial Officer]

[Note: the 906 Certifications are not exhibits to the Form but are filed with the Form.]

                                       11
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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Turkish Investment Fund Inc.
            --------------------------------------------------------------------

By: /s/ Ronald E. Robison
   -----------------------------------------------------------------------------
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    12/18/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   -----------------------------------------------------------------------------
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    12/18/03

By: /s/ James W. Garrett
   -----------------------------------------------------------------------------
Name:    James W. Garrett
Title:   Chief Financial Officer
Date:    12/18/03

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